GOODWILL AND INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 1,119
2017	1,006
2018	687
2019	674
2020 and thereafter	32
Total	$ 3,518